ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Allowance for doubtful accounts	$ 14,000	$ 7,000	$ 8,000		$ 43,000		$ (16,000)
Semi Cab Inc [Member]
Accounts receivable, net			$ 494,000	$ 494,000		$ 677,000
Allowance for doubtful accounts				$ 0		$ 0